Schedule of Investments
(unaudited)
March 31, 2026
BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.3%
Airbus SE .......................... 645 $ 121,952
BAE Systems plc ..................... 4,626 135,627
Boeing Co. (The)
(a)
.................... 958 190,671
BWX Technologies, Inc. ................ 263 53,781
Curtiss-Wright Corp. ................... 122 83,097
Dassault Aviation SA .................. 69 25,682
Elbit Systems Ltd. .................... 24 20,235
GE Aerospace ....................... 2,161 613,227
General Dynamics Corp. ................ 766 262,906
HEICO Corp. , Class A .................. 474 100,057
Howmet Aerospace, Inc. ................ 836 192,664
Leonardo SpA ....................... 505 34,350
Lockheed Martin Corp. ................. 275 166,207
Northrop Grumman Corp. ............... 115 78,458
Rheinmetall AG ...................... 50 84,339
Rocket Lab Corp.
(a)
................... 503 32,303
Rolls-Royce Holdings plc ............... 6,848 104,038
RTX Corp. ......................... 2,684 517,743
Saab AB , Class B .................... 893 58,447
Safran SA .......................... 813 266,037
Singapore Technologies Engineering Ltd. ..... 11,200 95,057
Thales SA .......................... 200 58,649
3,295,527
Air Freight & Logistics — 0.4%
Deutsche Post AG .................... 2,598 136,933
Expeditors International of Washington, Inc. ... 360 51,563
FedEx Corp. ........................ 769 273,902
United Parcel Service, Inc. , Class B ........ 1,348 132,616
595,014
Automobile Components — 0.1%
Cie Generale des Etablissements Michelin SCA 1,165 39,912
Continental AG ...................... 1,000 69,807
Mobileye Global, Inc. , Class A
(a)
........... 5,245 36,033
QuantumScape Corp. , Class A
(a) (b)
......... 553 3,528
149,280
Automobiles — 0.9%
General Motors Co. ................... 1,031 76,809
Tesla, Inc.
(a)
......................... 3,000 1,115,250
Toyota Motor Corp. ................... 3,800 78,992
1,271,051
Banks — 5.5%
Banca Monte dei Paschi di Siena SpA ....... 10,836 94,550
Banco Bilbao Vizcaya Argentaria SA ........ 9,907 213,987
Banco BPM SpA ..................... 1,170 16,275
Banco de Sabadell SA ................. 5,984 21,436
Banco Santander SA .................. 29,863 334,786
Bank Hapoalim BM ................... 1,582 37,153
Bank Leumi Le-Israel BM ............... 1,860 41,595
Bank of America Corp. ................. 20,162 982,898
Bank of Ireland Group plc ............... 1,406 25,509
Barclays plc ........................ 31,637 165,572
BAWAG Group AG
(c) (d)
.................. 138 20,980
BNP Paribas SA ..................... 2,400 228,633
Citigroup, Inc. ....................... 4,115 466,682
Citizens Financial Group, Inc. ............ 1,166 69,925
Commerzbank AG .................... 892 32,540
Commonwealth Bank of Australia .......... 2,038 238,664
Credit Agricole SA .................... 2,332 43,525
Danske Bank A/S ..................... 417 20,551
DBS Group Holdings Ltd. ............... 2,700 120,150
Fukuoka Financial Group, Inc. ............ 500 19,148
Security
Shares
Shares Value
Banks (continued)
HSBC Holdings plc ................... 32,423 $ 532,470
Intesa Sanpaolo SpA .................. 71,593 432,986
Israel Discount Bank Ltd. , Class A ......... 1,529 15,440
Japan Post Bank Co. Ltd. ............... 1,700 27,727
JPMorgan Chase & Co. ................ 4,533 1,333,427
Mitsubishi UFJ Financial Group, Inc. ........ 18,500 313,278
Mizuho Financial Group, Inc. ............. 600 24,290
NatWest Group plc .................... 12,079 89,481
Nordea Bank Abp .................... 1,494 25,725
NU Holdings Ltd. , Class A
(a)
.............. 4,011 57,638
PNC Financial Services Group, Inc. (The) .... 445 92,600
Resona Holdings, Inc. ................. 2,500 28,519
Societe Generale SA .................. 925 67,541
Standard Chartered plc ................. 5,978 124,581
Sumitomo Mitsui Financial Group, Inc. ....... 6,900 226,874
Sumitomo Mitsui Trust Group, Inc. ......... 2,600 82,827
Svenska Handelsbanken AB , Class A ....... 9,718 128,119
Truist Financial Corp. .................. 1,538 70,702
UniCredit SpA ....................... 861 61,771
US Bancorp ........................ 1,458 75,831
Webster Financial Corp. ................ 62 4,304
Wells Fargo & Co. .................... 7,539 600,180
Western Alliance Bancorp ............... 724 51,295
Zions Bancorp NA .................... 178 10,256
7,672,421
Beverages — 0.7%
Asahi Group Holdings Ltd. ............... 3,200 31,951
Coca-Cola Co. (The) .................. 5,294 402,609
Coca-Cola Consolidated, Inc. ............. 258 49,469
Coca-Cola HBC AG ................... 1,000 56,329
Constellation Brands, Inc. , Class A ......... 351 52,650
Keurig Dr Pepper, Inc. ................. 1,225 32,254
Monster Beverage Corp.
(a)
............... 1,640 118,834
PepsiCo, Inc. ....................... 1,611 250,172
994,268
Biotechnology — 1.2%
AbbVie, Inc. ........................ 2,423 526,978
Alkermes plc
(a)
....................... 1,165 41,194
Alnylam Pharmaceuticals, Inc.
(a)
........... 162 53,601
Amgen, Inc. ........................ 675 237,499
Ascendis Pharma A/S , ADR
(a)
............. 50 11,437
Biogen, Inc.
(a)
....................... 155 28,416
BioMarin Pharmaceutical, Inc.
(a)
........... 786 44,401
CSL Ltd. ........................... 464 45,574
Genmab A/S
(a)
....................... 65 17,506
Gilead Sciences, Inc. .................. 1,399 194,979
Insmed, Inc.
(a)
....................... 295 48,238
Kymera Therapeutics, Inc.
(a)
.............. 210 17,491
Moderna, Inc.
(a)
...................... 464 23,571
Neurocrine Biosciences, Inc.
(a)
............ 83 10,934
Regeneron Pharmaceuticals, Inc. .......... 212 163,800
Revolution Medicines, Inc.
(a)
.............. 208 20,228
Sarepta Therapeutics, Inc.
(a)
............. 112 2,437
United Therapeutics Corp.
(a)
.............. 69 40,916
Vertex Pharmaceuticals, Inc.
(a)
............ 215 96,006
1,625,206
Broadline Retail — 2.2%
Amazon.com, Inc.
(a)
................... 13,381 2,786,861
Coupang, Inc. , Class A
(a)
................ 1,557 29,396
eBay, Inc. .......................... 453 41,232
Global-e Online Ltd.
(a)
.................. 631 19,466
MercadoLibre, Inc.
(a)
................... 38 65,703
Prosus NV , Class N ................... 571 26,435

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Broadline Retail (continued)
Sea Ltd. , ADR, Class A
(a)
................ 719 $ 59,540
Wesfarmers Ltd. ..................... 441 22,516
3,051,149
Building Products — 0.0%
Kingspan Group plc ................... 176 15,050
Takasago Thermal Engineering Co. Ltd. ..... 600 16,681
Trane Technologies plc ................. 68 28,338
60,069
Capital Markets — 2.3%
3i Group plc ........................ 2,831 92,265
Ameriprise Financial, Inc. ............... 333 147,985
Amundi SA
(c) (d)
....................... 567 48,727
Ares Management Corp. , Class A .......... 228 24,875
Blackstone, Inc. , Class A ................ 890 102,341
Brookfield Asset Management Ltd. , Class A ... 459 20,402
Carlyle Group, Inc. (The) ................ 317 15,340
Charles Schwab Corp. (The) ............. 3,449 324,137
CME Group, Inc. , Class A ............... 406 119,912
Daiwa Securities Group, Inc. ............. 9,500 90,016
Deutsche Bank AG (Registered) ........... 6,341 188,709
Euronext NV
(c) (d)
...................... 371 59,576
Goldman Sachs Group, Inc. (The) ......... 621 525,360
Hong Kong Exchanges & Clearing Ltd. ...... 1,700 85,761
Janus Henderson Group plc ............. 149 7,654
Jefferies Financial Group, Inc. ............ 829 34,213
Julius Baer Group Ltd. ................. 899 66,125
London Stock Exchange Group plc ......... 1,067 126,000
Macquarie Group Ltd. .................. 1,219 173,167
Moody's Corp. ....................... 35 15,269
Morgan Stanley ...................... 2,066 340,002
Nasdaq, Inc. ........................ 194 16,469
Nomura Holdings, Inc. ................. 14,900 117,323
S&P Global, Inc. ..................... 293 124,624
Schroders plc ....................... 835 6,429
St. James's Place plc .................. 2,147 33,877
Stifel Financial Corp. .................. 436 32,229
Swissquote Group Holding SA (Registered) ... 73 36,262
UBS Group AG (Registered) ............. 5,273 205,612
Virtu Financial, Inc. , Class A .............. 535 23,529
XP, Inc. , Class A ..................... 217 4,132
3,208,322
Chemicals — 1.7%
Air Liquide SA ....................... 898 185,615
Air Products & Chemicals, Inc. ............ 169 49,093
Albemarle Corp. ..................... 1,037 186,173
BASF SE .......................... 697 42,929
Celanese Corp. ...................... 432 28,413
CF Industries Holdings, Inc. .............. 317 41,159
Corteva, Inc. ........................ 4,863 407,082
Dow, Inc. .......................... 3,832 159,603
DuPont de Nemours, Inc. ............... 1,483 67,921
Ecolab, Inc. ........................ 441 117,315
Linde plc .......................... 1,388 688,115
LyondellBasell Industries NV , Class A ....... 647 52,122
Mitsubishi Gas Chemical Co., Inc. ......... 900 21,117
Mosaic Co. (The) ..................... 1,067 27,209
Orica Ltd. .......................... 979 13,759
Sherwin-Williams Co. (The) .............. 537 172,135
Solstice Advanced Materials, Inc. .......... 530 40,365
Sumitomo Chemical Co. Ltd. ............. 6,000 19,413
Tosoh Corp. ........................ 2,300 34,189
2,353,727
Security
Shares
Shares Value
Commercial Services & Supplies — 0.5%
Copart, Inc.
(a)
....................... 265 $ 8,798
Dai Nippon Printing Co. Ltd. ............. 700 12,754
RB Global, Inc. ...................... 223 21,375
Republic Services, Inc. ................. 507 111,043
Securitas AB , Class B .................. 887 14,855
Tetra Tech, Inc. ...................... 746 22,470
Veralto Corp. ........................ 1,379 121,931
Waste Connections, Inc. ................ 360 58,478
Waste Management, Inc. ................ 1,288 295,970
667,674
Communications Equipment — 0.9%
Arista Networks, Inc.
(a)
................. 1,866 229,108
Ciena Corp.
(a)
....................... 122 47,364
Cisco Systems, Inc. ................... 6,524 506,197
Lumentum Holdings, Inc.
(a)
.............. 173 121,577
Motorola Solutions, Inc. ................ 766 332,421
Nokia OYJ ......................... 1,805 14,480
1,251,147
Construction & Engineering — 0.9%
AECOM ........................... 1,830 155,221
API Group Corp.
(a)
.................... 3,716 150,572
Bouygues SA ....................... 588 34,078
Comfort Systems USA, Inc. .............. 116 159,963
Eiffage SA ......................... 220 33,741
EMCOR Group, Inc. ................... 40 29,532
Ferrovial SE ........................ 721 46,906
Fluor Corp.
(a)
........................ 211 9,843
INFRONEER Holdings, Inc.
(b)
............. 1,100 15,261
Kajima Corp. ........................ 1,900 72,482
Kandenko Co. Ltd. .................... 400 15,192
MasTec, Inc.
(a)
....................... 140 45,044
Obayashi Corp. ...................... 4,400 106,570
Penta-Ocean Construction Co. Ltd. ......... 1,500 15,954
Quanta Services, Inc. .................. 245 134,510
Shimizu Corp. ....................... 1,800 32,294
Skanska AB , Class B .................. 2,197 59,427
Stantec, Inc. ........................ 233 20,143
Vinci SA ........................... 868 130,286
1,267,019
Construction Materials — 0.2%
CRH plc ........................... 1,410 148,219
Heidelberg Materials AG ................ 295 62,256
Holcim AG ......................... 654 54,061
James Hardie Industries plc , ADR
(a)
........ 180 3,409
Vulcan Materials Co. .................. 273 74,338
342,283
Consumer Finance — 0.4%
Ally Financial, Inc. .................... 2,542 99,723
American Express Co. ................. 724 218,995
Capital One Financial Corp. .............. 816 148,863
Credit Saison Co. Ltd. .................. 3,200 83,647
551,228
Consumer Staples Distribution & Retail — 1.3%
Aeon Co. Ltd. ....................... 2,000 23,912
Costco Wholesale Corp. ................ 755 752,305
Dollar General Corp. .................. 606 71,950
Dollar Tree, Inc.
(a)
..................... 275 30,115
Koninklijke Ahold Delhaize NV ............ 1,665 77,538
Loblaw Cos. Ltd. ..................... 868 39,572
Maplebear, Inc.
(a)
..................... 334 12,512
Seven & i Holdings Co. Ltd. .............. 2,400 32,279

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Staples Distribution & Retail (continued)
Walmart, Inc. ........................ 6,612 $ 821,739
1,861,922
Containers & Packaging — 0.2%
CCL Industries, Inc. , Class B ............. 663 41,541
Crown Holdings, Inc. .................. 586 58,746
International Paper Co. ................. 1,544 55,121
Smurfit WestRock plc .................. 1,843 73,443
228,851
Diversified Consumer Services — 0.0%
Bright Horizons Family Solutions, Inc.
(a)
...... 73 5,996
H&R Block, Inc. ...................... 156 4,951
Service Corp. International .............. 502 41,420
52,367
Diversified REITs — 0.0%
Land Securities Group plc ............... 1,949 14,376
Diversified Telecommunication Services — 0.8%
AT&T, Inc. .......................... 8,729 253,054
Comcast Corp. , Class A ................ 6,930 198,960
Deutsche Telekom AG (Registered) ........ 6,324 236,032
NTT, Inc. .......................... 52,900 52,925
Quebecor, Inc. , Class B ................ 862 36,603
Singapore Telecommunications Ltd. ........ 49,700 190,961
Sunrise Communications AG , Class A
(a)
...... 442 26,343
Verizon Communications, Inc. ............ 3,749 188,200
1,183,078
Electric Utilities — 1.1%
BKW AG .......................... 80 15,773
Constellation Energy Corp. .............. 252 70,371
Duke Energy Corp. ................... 2,052 268,689
Edison International ................... 1,217 89,060
EDP SA ........................... 6,139 32,486
Exelon Corp. ........................ 3,793 185,933
FirstEnergy Corp. .................... 336 17,022
Iberdrola SA ........................ 14,260 326,471
Kansai Electric Power Co., Inc. (The) ....... 2,100 34,915
NextEra Energy, Inc. .................. 2,415 224,305
NRG Energy, Inc. ..................... 461 67,370
PG&E Corp. ........................ 6,605 116,050
Portland General Electric Co. ............. 821 43,324
Southern Co. (The) ................... 520 50,190
Tokyo Electric Power Co. Holdings, Inc.
(a)
..... 5,200 21,427
1,563,386
Electrical Equipment — 2.0%
ABB Ltd. (Registered) .................. 5,011 407,434
Accelleron Industries AG ................ 133 12,021
AMETEK, Inc. ....................... 736 157,769
Bloom Energy Corp. , Class A
(a)
............ 456 61,784
Eaton Corp. plc ...................... 945 337,998
Emerson Electric Co. .................. 244 31,969
Fujikura Ltd. ........................ 1,800 49,504
Furukawa Electric Co. Ltd. ............... 100 19,198
GE Vernova, Inc. ..................... 618 539,452
Generac Holdings, Inc.
(a)
................ 80 15,626
Mitsubishi Electric Corp. ................ 2,300 75,226
Nextpower, Inc. , Class A
(a)
............... 464 55,935
Nidec Corp.
(a)
....................... 1,800 22,857
Nordex SE
(a)
........................ 341 18,480
nVent Electric plc ..................... 767 90,721
Rockwell Automation, Inc. ............... 396 142,117
Schneider Electric SE .................. 301 81,987
Siemens Energy AG ................... 1,945 335,414
Security
Shares
Shares Value
Electrical Equipment (continued)
Vertiv Holdings Co. , Class A ............. 1,105 $ 276,891
Vestas Wind Systems A/S ............... 3,154 95,159
2,827,542
Electronic Equipment, Instruments & Components — 1.0%
Amphenol Corp. , Class A ............... 2,517 318,023
Celestica, Inc.
(a)
...................... 54 15,233
Coherent Corp.
(a)
..................... 165 39,305
Corning, Inc. ........................ 587 79,814
Flex Ltd.
(a)
.......................... 1,626 106,438
Hexagon AB , Class B .................. 5,047 49,118
Jabil, Inc. .......................... 216 57,376
Keysight Technologies, Inc.
(a)
............. 321 90,641
Kyocera Corp. ....................... 1,800 27,600
Murata Manufacturing Co. Ltd. ............ 8,800 197,448
TDK Corp. ......................... 1,400 18,186
TE Connectivity plc ................... 994 207,766
Teledyne Technologies, Inc.
(a)
............. 143 86,517
Vontier Corp. ........................ 1,203 42,670
1,336,135
Energy Equipment & Services — 0.4%
Baker Hughes Co. , Class A .............. 2,726 166,422
Halliburton Co. ...................... 2,469 96,266
SLB Ltd. ........................... 3,828 196,721
TechnipFMC plc ...................... 2,188 151,257
610,666
Entertainment — 1.1%
Electronic Arts, Inc. ................... 279 56,880
Netflix, Inc.
(a)
........................ 6,658 640,167
Nintendo Co. Ltd. ..................... 1,300 74,211
ROBLOX Corp. , Class A
(a)
............... 1,381 78,109
Roku, Inc. , Class A
(a)
.................. 812 76,831
Spotify Technology SA
(a)
................ 474 229,847
Take-Two Interactive Software, Inc.
(a)
........ 290 57,275
Walt Disney Co. (The) ................. 3,297 317,765
Warner Bros Discovery, Inc.
(a)
............ 2,662 73,099
1,604,184
Financial Services — 1.6%
Affirm Holdings, Inc. , Class A
(a)
............ 559 25,614
Berkshire Hathaway, Inc. , Class B
(a)
........ 2,182 1,045,615
Block, Inc. , Class A
(a)
.................. 763 45,917
Edenred SE ........................ 573 11,414
Essent Group Ltd. .................... 846 49,440
Fidelity National Information Services, Inc. .... 1,385 64,970
M&G plc ........................... 9,749 35,413
Mastercard, Inc. , Class A ................ 1,050 524,643
MGIC Investment Corp. ................ 1,645 43,181
PayPal Holdings, Inc. .................. 1,117 50,522
Rocket Cos., Inc. , Class A
(a)
.............. 757 10,787
Visa, Inc. , Class A .................... 1,268 383,240
2,290,756
Food Products — 0.7%
Barry Callebaut AG (Registered) ........... 19 33,413
Chocoladefabriken Lindt & Spruengli AG ..... 7 98,294
Chocoladefabriken Lindt & Spruengli AG
(Registered) ...................... 1 143,132
Conagra Brands, Inc. .................. 7,807 122,726
General Mills, Inc. .................... 681 25,347
Hershey Co. (The) .................... 180 37,420
Kerry Group plc , Class A ................ 268 21,338
Kraft Heinz Co. (The) .................. 5,662 127,338
Lamb Weston Holdings, Inc. ............. 875 36,978
MEIJI Holdings Co. Ltd. ................ 2,100 51,214

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products (continued)
Nestle SA (Registered) ................. 2,622 $ 257,195
NH Foods Ltd. ....................... 500 22,205
Tyson Foods, Inc. , Class A .............. 520 33,316
1,009,916
Gas Utilities — 0.1%
Brookfield Infrastructure Corp. , Class A ...... 923 36,473
Snam SpA ......................... 4,894 37,074
73,547
Ground Transportation — 0.5%
CSX Corp. ......................... 999 41,009
Norfolk Southern Corp. ................. 260 74,620
Uber Technologies, Inc.
(a)
............... 2,583 185,795
Union Pacific Corp. ................... 1,659 402,507
XPO, Inc.
(a)
......................... 265 51,556
755,487
Health Care Equipment & Supplies — 0.5%
Abbott Laboratories ................... 1,344 137,988
Boston Scientific Corp.
(a)
................ 3,269 205,130
EssilorLuxottica SA ................... 620 144,476
Hologic, Inc.
(a)
....................... 291 21,997
Intuitive Surgical, Inc.
(a)
................. 265 122,162
Medtronic plc ....................... 205 17,763
Penumbra, Inc.
(a)
..................... 18 5,911
STERIS plc ......................... 69 15,258
670,685
Health Care Providers & Services — 0.9%
Cardinal Health, Inc. ................... 596 125,941
Centene Corp.
(a)
..................... 1,743 57,066
CVS Health Corp. .................... 1,118 80,295
Elevance Health, Inc. .................. 277 81,092
Encompass Health Corp. ............... 975 94,312
HCA Healthcare, Inc. .................. 320 151,437
Humana, Inc. ....................... 278 48,202
McKesson Corp. ..................... 201 173,937
Molina Healthcare, Inc.
(a)
................ 101 13,463
Tenet Healthcare Corp.
(a)
................ 207 39,063
UnitedHealth Group, Inc. ................ 1,441 389,920
Universal Health Services, Inc. , Class B ..... 333 59,597
1,314,325
Health Care Technology — 0.0%
(a)
Doximity, Inc. , Class A ................. 746 17,382
Veeva Systems, Inc. , Class A ............. 68 11,945
29,327
Hotels, Restaurants & Leisure — 1.4%
Airbnb, Inc. , Class A
(a)
.................. 1,045 131,963
Aristocrat Leisure Ltd. .................. 5,950 189,122
Booking Holdings, Inc. ................. 91 383,139
Brinker International, Inc.
(a)
.............. 217 30,981
Carnival Corp. ....................... 4,585 118,660
Chipotle Mexican Grill, Inc.
(a)
............. 511 16,357
Churchill Downs, Inc. .................. 233 20,930
Domino's Pizza, Inc. ................... 393 141,005
DraftKings, Inc. , Class A
(a)
............... 1,768 38,224
Evolution AB
(c) (d)
...................... 532 33,435
Expedia Group, Inc. ................... 604 139,458
Flutter Entertainment plc
(a)
............... 163 16,618
Galaxy Entertainment Group Ltd. .......... 12,000 54,239
Hilton Worldwide Holdings, Inc. ........... 96 29,192
Las Vegas Sands Corp. ................ 1,339 72,145
McDonald's Corp. .................... 911 283,130
Planet Fitness, Inc. , Class A
(a)
............ 309 22,983
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Red Rock Resorts, Inc. , Class A ........... 559 $ 29,828
Restaurant Brands International, Inc. ........ 304 22,466
Royal Caribbean Cruises Ltd. ............ 202 55,586
Sportradar Group AG , Class A
(a)
........... 618 10,345
TUI AG ........................... 1,850 14,569
Viking Holdings Ltd.
(a)
.................. 2,177 159,966
Wynn Resorts Ltd.
(b)
................... 184 18,685
2,033,026
Household Durables — 0.7%
Barratt Redrow plc .................... 3,654 12,709
Berkeley Group Holdings plc
(a)
............ 799 36,601
DR Horton, Inc. ...................... 121 16,604
Garmin Ltd. ......................... 441 102,316
Meritage Homes Corp. ................. 1,029 63,633
Panasonic Holdings Corp. ............... 10,400 174,422
Persimmon plc ...................... 1,755 25,053
Sekisui House Ltd. .................... 6,000 134,443
Sony Group Corp. .................... 18,400 383,506
Sumitomo Forestry Co. Ltd. .............. 1,500 13,648
Taylor Morrison Home Corp.
(a)
............ 770 44,845
Taylor Wimpey plc .................... 11,228 13,336
1,021,116
Household Products — 0.4%
Colgate-Palmolive Co. ................. 152 12,955
Procter & Gamble Co. (The) ............. 3,174 458,452
Reckitt Benckiser Group plc .............. 1,351 90,842
562,249
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The) ..................... 190 2,677
RWE AG .......................... 1,767 118,882
Vistra Corp. ........................ 554 83,283
204,842
Industrial Conglomerates — 1.2%
3M Co. ............................ 3,910 567,849
Hitachi Ltd. ......................... 6,300 184,814
Honeywell International, Inc. ............. 2,607 589,260
Siemens AG (Registered) ............... 1,150 280,179
1,622,102
Industrial REITs — 0.0%
Segro plc .......................... 3,824 32,781
Insurance — 2.0%
Aegon Ltd. ......................... 19,487 142,513
Ageas SA .......................... 795 58,522
AIA Group Ltd. ...................... 36,800 408,897
Allianz SE (Registered) ................. 847 357,704
Allstate Corp. (The) ................... 831 172,299
Arch Capital Group Ltd.
(a)
............... 568 54,522
ASR Nederland NV ................... 1,221 84,062
AXA SA ........................... 3,623 166,482
Brighthouse Financial, Inc.
(a)
............. 70 4,192
Chubb Ltd. ......................... 559 182,195
Daiichi Life Group, Inc. ................. 6,300 58,099
Hanover Insurance Group, Inc. (The) ....... 227 39,350
Hartford Insurance Group, Inc. (The) ........ 98 13,252
Helvetia Baloise Holding AG ............. 14 3,623
Japan Post Holdings Co. Ltd. ............. 9,100 105,073
Marsh & McLennan Cos., Inc. ............ 198 34,343
MetLife, Inc. ........................ 1,618 114,425
Muenchener Rueckversicherungs-Gesellschaft
AG (Registered) ................... 68 42,945
NN Group NV ....................... 1,687 131,748

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Progressive Corp. (The) ................ 831 $ 164,737
Prudential Financial, Inc. ................ 278 27,158
RenaissanceRe Holdings Ltd. ............ 107 31,804
Tokio Marine Holdings, Inc. .............. 600 28,165
Travelers Cos., Inc. (The) ............... 542 158,091
Tryg A/S ........................... 1,971 46,979
Zurich Insurance Group AG .............. 194 137,123
2,768,303
Interactive Media & Services — 4.6%
Alphabet, Inc. , Class A ................. 8,794 2,528,803
Alphabet, Inc. , Class C ................. 7,468 2,142,270
LY Corp.
(b)
.......................... 22,300 53,768
Meta Platforms, Inc. , Class A ............. 2,973 1,700,943
Reddit, Inc. , Class A
(a)
.................. 276 37,163
6,462,947
IT Services — 0.7%
Accenture plc , Class A ................. 696 138,010
Capgemini SE ....................... 222 26,196
CGI, Inc. , Class A .................... 223 16,303
Cloudflare, Inc. , Class A
(a)
............... 163 33,634
Fujitsu Ltd. ......................... 8,000 163,605
International Business Machines Corp. ...... 1,445 350,254
NEC Corp. ......................... 5,300 131,880
Nomura Research Institute Ltd. ........... 1,100 30,104
TIS, Inc. ........................... 800 17,105
VeriSign, Inc. ....................... 434 107,788
1,014,879
Leisure Products — 0.1%
BRP, Inc. .......................... 275 19,769
Hasbro, Inc. ........................ 539 50,450
70,219
Life Sciences Tools & Services — 0.3%
Danaher Corp. ...................... 581 110,158
Eurofins Scientific SE .................. 282 20,577
Lonza Group AG (Registered) ............ 41 26,302
Mettler-Toledo International, Inc.
(a)
......... 19 23,963
QIAGEN NV ........................ 519 20,781
Thermo Fisher Scientific, Inc. ............. 454 223,155
West Pharmaceutical Services, Inc. ........ 65 16,291
441,227
Machinery — 1.0%
Caterpillar, Inc. ...................... 490 347,145
Crane Co. .......................... 476 81,396
IHI Corp. .......................... 800 16,506
Illinois Tool Works, Inc. ................. 695 180,902
ITT, Inc. ........................... 382 72,782
KION Group AG ...................... 235 12,557
Mitsubishi Heavy Industries Ltd. ........... 6,400 175,851
NGK Corp. ......................... 600 15,464
Parker-Hannifin Corp. .................. 360 322,286
Pentair plc
(b)
........................ 297 25,872
Sandvik AB ......................... 373 14,339
Schindler Holding AG .................. 116 38,210
Techtronic Industries Co. Ltd. ............. 1,500 19,920
Toyota Industries Corp.
(a)
................ 200 25,864
Xylem, Inc. ......................... 618 73,851
Yaskawa Electric Corp. ................. 700 18,488
1,441,433
Marine Transportation — 0.3%
AP Moller - Maersk A/S , Class A ........... 22 53,868
AP Moller - Maersk A/S , Class B
(b)
......... 39 97,417
Security
Shares
Shares Value
Marine Transportation (continued)
Mitsui OSK Lines Ltd.
(b)
................. 3,700 $ 153,775
Nippon Yusen KK
(b)
................... 1,300 47,755
352,815
Media — 0.3%
Fox Corp. , Class A .................... 1,674 97,762
Fox Corp. , Class B .................... 1,249 66,322
Informa plc ......................... 5,500 55,240
New York Times Co. (The) , Class A
(b)
....... 207 17,332
Omnicom Group, Inc. .................. 172 12,953
Publicis Groupe SA ................... 443 36,667
Trade Desk, Inc. (The) , Class A
(a)
.......... 2,126 48,239
Versant Media Group, Inc.
(a)
.............. 174 6,442
WPP plc ........................... 1,452 4,541
345,498
Metals & Mining — 0.4%
Anglogold Ashanti plc .................. 619 60,266
Barrick Mining Corp. ................... 797 32,571
Cleveland-Cliffs, Inc.
(a)
................. 3,105 26,237
Fortescue Ltd. ....................... 2,532 36,181
Newmont Corp. ...................... 1,779 192,577
Nippon Steel Corp.
(b)
.................. 24,400 89,976
Regis Resources Ltd. .................. 1,724 8,171
Southern Copper Corp. ................. 102 17,550
thyssenkrupp AG ..................... 2,143 18,883
Westgold Resources Ltd. ............... 2,631 11,069
493,481
Multi-Utilities — 0.4%
AGL Energy Ltd. ..................... 2,739 18,751
Centrica plc ........................ 10,071 28,515
CMS Energy Corp. .................... 432 33,515
Engie SA .......................... 2,677 86,273
National Grid plc ..................... 10,931 184,516
Sempra ........................... 1,634 158,776
Veolia Environnement SA ............... 2,285 87,026
597,372
Office REITs — 0.0%
Gecina SA ......................... 208 16,411
Oil, Gas & Consumable Fuels — 2.6%
BP plc ............................ 36,406 284,943
Chevron Corp. ....................... 2,695 557,595
Chord Energy Corp. ................... 876 124,550
CNX Resources Corp.
(a)
................ 264 10,177
ConocoPhillips ...................... 585 77,220
Coterra Energy, Inc. ................... 693 24,352
Devon Energy Corp. ................... 1,481 74,524
ENEOS Holdings, Inc. ................. 19,300 173,896
EOG Resources, Inc. .................. 971 140,377
Expand Energy Corp. .................. 318 34,910
Exxon Mobil Corp. .................... 4,458 756,344
Frontline plc ........................ 729 25,413
HF Sinclair Corp. ..................... 652 40,678
Japan Petroleum Exploration Co. Ltd. ....... 800 13,177
Kinder Morgan, Inc. ................... 3,067 102,836
Marathon Petroleum Corp. .............. 131 31,988
Ovintiv, Inc. ......................... 308 18,283
Repsol SA ......................... 940 26,459
Santos Ltd. ......................... 31,493 172,378
Shell plc ........................... 12,113 561,014
Targa Resources Corp. ................. 257 64,438
TotalEnergies SE ..................... 2,862 262,658

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp. ................... 149 $ 36,815
3,615,025
Paper & Forest Products — 0.4%
Louisiana-Pacific Corp. ................. 6,782 493,391
Passenger Airlines — 0.3%
Alaska Air Group, Inc.
(a)
................. 324 11,917
American Airlines Group, Inc.
(a)
............ 3,275 35,174
Delta Air Lines, Inc. ................... 1,570 104,374
Deutsche Lufthansa AG (Registered) ....... 3,950 33,637
Joby Aviation, Inc. , Class A
(a)
............. 5,728 47,313
Qantas Airways Ltd. ................... 16,522 97,054
Singapore Airlines Ltd. ................. 4,400 22,689
United Airlines Holdings, Inc.
(a)
............ 1,210 111,405
463,563
Personal Care Products — 0.1%
BellRing Brands, Inc.
(a)
................. 153 2,462
Kenvue, Inc. ........................ 1,892 32,618
Unilever plc ......................... 2,561 140,597
175,677
Pharmaceuticals — 2.9%
AstraZeneca plc ..................... 2,474 483,766
Bristol-Myers Squibb Co. ................ 3,550 215,308
Daiichi Sankyo Co. Ltd. ................. 2,100 37,570
Eli Lilly & Co. ....................... 1,116 1,026,463
GSK plc ........................... 6,197 170,699
Haleon plc ......................... 9,317 46,110
Ipsen SA .......................... 204 38,124
Johnson & Johnson ................... 3,029 740,409
Merck & Co., Inc. ..................... 2,090 251,406
Novartis AG (Registered) ............... 1,217 186,803
Novo Nordisk A/S , Class B .............. 2,516 92,072
Ono Pharmaceutical Co. Ltd. ............. 2,200 35,310
Pfizer, Inc. ......................... 9,384 263,503
Roche Holding AG .................... 455 181,586
Royalty Pharma plc , Class A ............. 499 23,937
Sanofi SA .......................... 2,419 233,603
Zoetis, Inc. , Class A ................... 834 98,587
4,125,256
Professional Services — 1.3%
Automatic Data Processing, Inc. ........... 497 100,980
BayCurrent, Inc. ..................... 1,700 49,209
Booz Allen Hamilton Holding Corp. ......... 943 73,582
Broadridge Financial Solutions, Inc. ........ 215 34,933
Bureau Veritas SA .................... 552 16,522
CACI International, Inc. , Class A
(a)
......... 87 47,317
Computershare Ltd. ................... 6,402 126,263
Equifax, Inc. ........................ 352 63,385
Experian plc ........................ 4,304 148,895
Genpact Ltd. ........................ 1,535 57,179
Jacobs Solutions, Inc. .................. 1,211 154,136
KBR, Inc. .......................... 2,023 74,568
Leidos Holdings, Inc. .................. 1,138 176,982
Planet Labs PBC , Class A
(a)
.............. 864 24,149
Recruit Holdings Co. Ltd. ............... 3,700 161,209
RELX plc .......................... 2,555 83,708
Robert Half, Inc. ..................... 121 3,073
SGS SA (Registered) .................. 887 93,480
SS&C Technologies Holdings, Inc. ......... 1,302 87,976
Thomson Reuters Corp.
(b)
............... 1,065 96,126
UL Solutions, Inc. , Class A ............... 473 40,541
Verisk Analytics, Inc. ................... 300 56,925
Security
Shares
Shares Value
Professional Services (continued)
Wolters Kluwer NV .................... 721 $ 53,850
1,824,988
Real Estate Management & Development — 0.2%
Daiwa House Industry Co. Ltd. ............ 3,000 94,119
Nomura Real Estate Holdings, Inc. ......... 29,400 190,623
Sino Land Co. Ltd. .................... 14,000 20,515
Tokyo Tatemono Co. Ltd. ................ 1,600 36,912
342,169
Semiconductors & Semiconductor Equipment — 9.0%
Advanced Micro Devices, Inc.
(a)
........... 2,512 511,016
Advantest Corp. ...................... 1,000 138,007
Analog Devices, Inc. ................... 1,015 322,912
Applied Materials, Inc. ................. 1,119 382,463
ASM International NV .................. 13 9,853
ASML Holding NV .................... 593 788,546
Astera Labs, Inc.
(a)
.................... 374 40,990
Broadcom, Inc. ...................... 6,385 1,976,221
Credo Technology Group Holding Ltd.
(a)
...... 195 18,305
First Solar, Inc.
(a)
..................... 269 53,063
Intel Corp.
(a)
........................ 7,374 325,415
Kioxia Holdings Corp.
(a)
................. 400 52,240
KLA Corp. .......................... 170 250,310
Lam Research Corp. .................. 1,927 411,723
Marvell Technology, Inc. ................ 1,558 154,320
Microchip Technology, Inc. ............... 158 10,208
Micron Technology, Inc. ................. 1,806 610,139
NVIDIA Corp. ....................... 31,767 5,540,165
QUALCOMM, Inc. .................... 2,404 309,587
SiTime Corp.
(a)
....................... 62 21,412
Skyworks Solutions, Inc.
(b)
............... 1,741 93,230
STMicroelectronics NV ................. 2,321 78,980
SUMCO Corp. ....................... 1,600 17,678
Texas Instruments, Inc. ................. 1,329 258,012
Tokyo Electron Ltd. ................... 800 198,761
Tower Semiconductor Ltd.
(a)
.............. 343 60,190
12,633,746
Software — 4.0%
Adobe, Inc.
(a)
........................ 944 229,468
AppLovin Corp. , Class A
(a)
............... 172 68,456
Autodesk, Inc.
(a)
...................... 145 34,713
Check Point Software Technologies Ltd.
(a)
.... 326 46,569
Crowdstrike Holdings, Inc. , Class A
(a)
........ 149 58,171
CyberArk Software, Inc.
(a)
............... 45 2,025
Dassault Systemes SE ................. 1,961 39,699
HubSpot, Inc.
(a)
...................... 62 15,134
Intuit, Inc. .......................... 322 139,226
Microsoft Corp. ...................... 9,532 3,528,461
Oracle Corp. ........................ 1,858 273,330
Palantir Technologies, Inc. , Class A
(a)
....... 2,763 404,172
Palo Alto Networks, Inc.
(a)
............... 177 28,377
Rubrik, Inc. , Class A
(a)
.................. 787 38,539
Salesforce, Inc. ...................... 1,321 246,591
SAP SE ........................... 1,291 220,093
ServiceNow, Inc.
(a)
.................... 1,778 185,890
Teradata Corp.
(a)
..................... 113 2,896
Unity Software, Inc.
(a)
.................. 535 11,738
Zscaler, Inc.
(a)
....................... 227 31,846
5,605,394
Specialized REITs — 0.0%
Digital Realty Trust, Inc. ................ 123 22,166
Millrose Properties, Inc. , Class A ........... 184 5,152
27,318

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialty Retail — 0.5%
Carvana Co. , Class A
(a)
................. 70 $ 22,007
Home Depot, Inc. (The) ................ 723 237,787
Industria de Diseno Textil SA ............. 670 39,000
Lithia Motors, Inc. , Class A .............. 73 18,230
O'Reilly Automotive, Inc.
(a)
............... 236 21,785
TJX Cos., Inc. (The) ................... 1,710 273,087
Wayfair, Inc. , Class A
(a)
................. 262 19,705
631,601
Technology Hardware, Storage & Peripherals — 3.8%
Apple, Inc. ......................... 19,266 4,889,518
Dell Technologies, Inc. , Class C ........... 553 90,764
FUJIFILM Holdings Corp. ............... 1,900 36,206
Hewlett Packard Enterprise Co. ........... 1,069 25,453
Ricoh Co. Ltd. ....................... 1,500 12,680
Sandisk Corp.
(a)
...................... 208 132,151
Western Digital Corp. .................. 362 97,917
5,284,689
Textiles, Apparel & Luxury Goods — 0.2%
Capri Holdings Ltd.
(a)
.................. 1 18
Hermes International SCA ............... 21 39,781
LVMH Moet Hennessy Louis Vuitton SE ...... 343 187,501
227,300
Tobacco — 0.7%
Altria Group, Inc. ..................... 4,695 309,823
British American Tobacco plc ............. 727 42,209
Japan Tobacco, Inc. ................... 7,900 303,074
Philip Morris International, Inc. ............ 2,170 358,788
1,013,894
Trading Companies & Distributors — 0.2%
AerCap Holdings NV .................. 1,119 153,504
Air Lease Corp. , Class A ................ 125 8,118
ITOCHU Corp. ...................... 3,300 41,978
Mitsubishi Corp. ...................... 500 17,153
Mitsui & Co. Ltd. ..................... 900 34,787
Sunbelt Rentals Holdings, Inc. ............ 1,345 85,799
341,339
Transportation Infrastructure — 0.0%
Aena SME SA
(c) (d)
..................... 920 27,138
Water Utilities — 0.1%
Essential Utilities, Inc. .................. 364 14,658
Severn Trent plc ..................... 885 36,297
United Utilities Group plc ................ 2,354 41,045
92,000
Wireless Telecommunication Services — 0.4%
KDDI Corp. ......................... 10,800 183,889
SoftBank Corp. ...................... 90,100 120,565
SoftBank Group Corp. ................. 6,000 146,099
Tele2 AB , Class B .................... 1,341 27,755
T-Mobile US, Inc. ..................... 609 127,908
606,216
Total Common Stocks — 73 .1%
(Cost: $ 93,813,015 ) ............................... 102,793,340
Security
Par (000)
Par (000) Value
Corporate Bonds
Diversified Telecommunication Services — 0.0%
AT&T, Inc., 7.13%, 12/15/31 ............ USD 25 $ 27,502
Total Corporate Bonds — 0.0%
(Cost: $ 27,742 ) ................................. 27,502
Beneficial Interest
(000)
Other Interests
(e)
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.
(a) (f) (g)
........ 25 —
Total Other Interests — 0.0%
(Cost: $ — ) ..................................... —
Shares
Shares
Rights
Consumer Staples Distribution & Retail — 0.0%
Walgreens Boots Alliance, Inc., CVR
(a) (g)
..... 986 523
Health Care Equipment & Supplies — 0.0%
ABIOMED, Inc., CVR
(a) (g)
............... 105 243
Total Rights — 0.0%
(Cost: $ 630 ) .................................... 766
Total Long-Term Investments — 73.1%
(Cost: $ 93,841,387 ) ............................... 102,821,608
Short-Term Securities
Money Market Funds — 3.3%
(h)(i)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.77%
(j)
.................... 588,280 588,398
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.55% ..................... 4,045,444 4,045,444
Total Money Market Funds — 3 .3%
(Cost: $ 4,633,881 ) ............................... 4,633,842
Par (000)
Pa r (000)
U.S. Treasury Obligations — 1.0%
U.S. Treasury Bills ,   3.65% , 07/21/26
(k)
...... 1,467 1,450,815
Total U.S. Treasury Obligations — 1 .0%
(Cost: $ 1,450,770 ) ............................... 1,450,815
Total Short-Term Securities — 4.3%
(Cost: $ 6,084,651 ) ............................... 6,084,657
Total Investments — 77 .4%
(Cost: $ 99,926,038 ) ............................... 108,906,265
Other Assets Less Liabilities — 22.6% ................... 31,799,497
Net Assets — 100.0% ...............................
$ 140,705,762
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(f)
Issuer filed for bankruptcy and/or is in default.

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Managed Volatility V.I. Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
(g)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)
Affiliate of the Fund.
(i)
Annualized 7-day yield as of period end.
(j)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(k)
Rates are discount rates or a range of discount rates as of period end.
Affiliated Issuer
Value at
12/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
Shares
Held at
03/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 275,125 $ 313,616
(a)
$ — $ (304) $ (39) $ 588,398 588,280 $ 993
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 5,671,828 — (1,626,384)
(a)
— — 4,045,444 4,045,444 34,219 —
$ (304) $ (39) $ 4,633,842 $ 35,212 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Managed Volatility V.I. Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
IBEX 35 Index ............................................................ 4 04/17/26 $ 794 $ 16,771
IFSC NIFTY 50 Index ....................................................... 14 04/28/26 637 (18,202)
Euro-OAT ............................................................... 133 06/08/26 18,246 (47,819)
TOPIX Index ............................................................. 48 06/11/26 10,935 175,037
Australia 10-Year Bond ...................................................... 705 06/15/26 52,413 (255,046)
FTSE/JSE Top 40 Index ..................................................... 82 06/18/26 5,180 (154,877)
S&P 500 E-Mini Index ....................................................... 18 06/18/26 5,914 (135,584)
S&P/TSX 60 Index ......................................................... 7 06/18/26 1,920 5,132
DAX Index .............................................................. 2 06/19/26 1,320 3,597
EURO STOXX 50 Index ..................................................... 10 06/19/26 635 (23,086)
FTSE 100 Index ........................................................... 76 06/19/26 10,300 (44,134)
FTSE/MIB Index ........................................................... 31 06/19/26 7,807 13,830
MSCI EAFE Index ......................................................... 19 06/19/26 2,756 10,670
SET50 Index ............................................................. 304 06/29/26 1,794 38,593
U.S. Treasury 2-Year Note .................................................... 2 06/30/26 415 576
U.S. Treasury 5-Year Note .................................................... 3 06/30/26 325 2,153
(412,389)
Short Contracts
CAC 40 Index ............................................................ 109 04/17/26 9,974 (22,097)
OMX Stockholm 30 Index .................................................... 555 04/17/26 17,358 159,445
SGX MSCI Singapore Index ................................................... 135 04/29/26 4,605 5,946
Euro-BTP ............................................................... 130 06/08/26 17,472 555,697
Euro-Bund .............................................................. 181 06/08/26 26,233 310,237
Euro-Buxl ............................................................... 36 06/08/26 4,588 3,676
Japan 10-Year Bond ........................................................ 28 06/15/26 22,990 262,457
Nasdaq-100 E-Mini Index ..................................................... 18 06/18/26 8,609 307,863
S&P 500 E-Mini Index ....................................................... 27 06/18/26 8,871 (11,031)
SPI 200 Index ............................................................ 130 06/18/26 19,089 283,592
U.S. Treasury 10-Year Note ................................................... 229 06/18/26 25,415 (86)
U.S. Treasury Ultra Bond ..................................................... 157 06/18/26 18,261 608,992
Canada 10-Year Bond ....................................................... 458 06/19/26 39,512 278,812
EURO STOXX 50 Index ..................................................... 26 06/19/26 1,651 59,903
Mini-DAX Index ........................................................... 4 06/19/26 528 14,203
MSCI EAFE Index ......................................................... 180 06/19/26 26,110 (121,823)
WIG20 Index ............................................................. 16 06/19/26 286 (3,576)
Long Gilt ................................................................ 121 06/26/26 14,060 (18,457)
2,673,753
$ 2,261,364
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 834,000 USD 569,427 JPMorgan Chase Bank NA 06/17/26 $ 5,342
BRL 6,888,000 USD 1,290,532 BNP Paribas SA 06/17/26 16,781
EUR 522,000 USD 600,241 Bank of America NA 06/17/26 5,235
EUR 628,000 USD 725,843 JPMorgan Chase Bank NA 06/17/26 2,585
EUR 1,353,000 USD 1,563,836 Morgan Stanley & Co. International plc 06/17/26 5,531
EUR 291,000 USD 336,572 UBS AG 06/17/26 964
GBP 1,435,500 USD 1,891,476 Barclays Bank plc 06/17/26 8,114
GBP 699,000 USD 924,816 JPMorgan Chase Bank NA 06/17/26 167
SEK 5,127,500 USD 541,389 Goldman Sachs International 06/17/26 2,353
SEK 8,492,500 USD 891,952 Morgan Stanley & Co. International plc 06/17/26 8,629
USD 2,993,396 AUD 4,259,679 Bank of America NA 06/17/26 57,747
USD 1,722,457 AUD 2,440,000 Goldman Sachs International 06/17/26 40,879

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Managed Volatility V.I. Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 2,965,888 AUD 4,238,056 HSBC Bank plc 06/17/26 $ 45,141
USD 530,391 AUD 755,000 UBS AG 06/17/26 10,067
USD 871,428 CAD 1,186,000 BNP Paribas SA 06/17/26 16,007
USD 534,369 CAD 725,000 Morgan Stanley & Co. International plc 06/17/26 11,451
USD 149,049 CHF 115,000 Toronto Dominion Bank 06/17/26 4,012
USD 1,006,662 CLP 923,763,000 BNP Paribas SA 06/17/26 8,686
USD 2,515,186 EUR 2,154,000 JPMorgan Chase Bank NA 06/17/26 16,726
USD 866,284 GBP 648,000 BNP Paribas SA 06/17/26 8,789
USD 3,674,622 GBP 2,748,500 Citibank NA 06/17/26 37,548
USD 536,122 GBP 401,000 HSBC Bank plc 06/17/26 5,481
USD 1,273,856 GBP 948,000 UBS AG 06/17/26 19,373
USD 8,410 INR 782,000 Goldman Sachs International 06/17/26 170
USD 3,451,405 JPY 537,068,000 Toronto Dominion Bank 06/17/26 45,456
USD 1,725,016 KRW 2,515,246,000 BNP Paribas SA 06/17/26 49,299
USD 681,662 KRW 1,009,589,000 Citibank NA 06/17/26 9,050
USD 571,973 KRW 852,240,000 Goldman Sachs International 06/17/26 4,189
USD 645,284 MXN 11,434,000 HSBC Bank plc 06/17/26 11,580
USD 5,952 NZD 10,000 HSBC Bank plc 06/17/26 190
USD 55,999 PLN 205,000 Nomura International plc 06/17/26 791
USD 705,417 SEK 6,586,000 JPMorgan Chase Bank NA 06/17/26 7,009
USD 1,757,936 SEK 16,136,000 Morgan Stanley & Co. International plc 06/17/26 46,805
USD 97,975 SGD 124,000 Goldman Sachs International 06/17/26 1,009
USD 2,819,280 THB 88,588,000 Morgan Stanley & Co. International plc 06/17/26 116,319
USD 1,880,623 ZAR 31,231,000 Morgan Stanley & Co. International plc 06/17/26 45,683
675,158
AUD 13,890,064 USD 9,805,344 Goldman Sachs International 06/17/26 (232,708)
CAD 8,709,616 USD 6,399,495 BNP Paribas SA 06/17/26 (117,548)
CHF 101,000 USD 130,878 Barclays Bank plc 06/17/26 (3,498)
CHF 159,000 USD 207,175 Natwest Markets plc 06/17/26 (6,646)
CLP 954,362,000 USD 1,065,885 BNP Paribas SA 06/17/26 (34,852)
CLP 862,473,000 USD 943,165 JPMorgan Chase Bank NA 06/17/26 (11,403)
EUR 177,000 USD 205,962 HSBC Bank plc 06/17/26 (657)
EUR 367,000 USD 429,206 JPMorgan Chase Bank NA 06/17/26 (3,517)
GBP 579,000 USD 773,162 Barclays Bank plc 06/17/26 (6,975)
GBP 171,000 USD 226,490 Morgan Stanley & Co. International plc 06/17/26 (207)
GBP 594,000 USD 790,643 UBS AG 06/17/26 (4,606)
JPY 154,327,000 USD 987,426 JPMorgan Chase Bank NA 06/17/26 (8,723)
JPY 3,838,170,142 USD 24,663,874 Toronto Dominion Bank 06/17/26 (323,170)
KRW 2,527,358,500 USD 1,706,753 BNP Paribas SA 06/17/26 (22,966)
KRW 941,975,000 USD 636,921 Citibank NA 06/17/26 (9,355)
KRW 933,439,000 USD 627,758 HSBC Bank plc 06/17/26 (5,879)
KRW 1,385,296,800 USD 946,191 Morgan Stanley & Co. International plc 06/17/26 (23,273)
MXN 6,219,000 USD 350,793 Goldman Sachs International 06/17/26 (6,119)
NOK 1,187,000 USD 123,048 Barclays Bank plc 06/17/26 (540)
SEK 6,230,000 USD 684,109 Natwest Markets plc 06/17/26 (23,453)
SGD 128,000 USD 101,113 Citibank NA 06/17/26 (1,019)
USD 1,654,759 BRL 8,832,000 BNP Paribas SA 06/17/26 (21,515)
USD 1,522,520 EUR 1,318,000 HSBC Bank plc 06/17/26 (6,250)
USD 234,067 JPY 37,111,000 Morgan Stanley & Co. International plc 06/17/26 (1,282)
(876,161)
$ (201,003)

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Managed Volatility V.I. Fund

Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
46.V1 ........... 5 .00 % Quarterly 06/20/31 B+ USD 13,202 $ 652,585 $ 528,658 $ 123,927
Markit CDX North American
Investment Grade Index
Series 46.V1 ....... 1 .00 Quarterly 06/20/31 BBB+ USD 49,698 872,063 843,338 28,725
$ 1,524,648 $ 1,371,996 $ 152,652
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day THOR Quarterly 1.98% Quarterly N/A 09/21/27 THB 137,500 $ 44,778 $ — $ 44,778
1-day THOR Quarterly 2.00% Quarterly N/A 09/21/27 THB 137,500 46,304 — 46,304
1-day THOR Quarterly 2.02% Quarterly N/A 09/21/27 THB 93,500 32,296 — 32,296
1-day THOR Quarterly 2.04% Quarterly N/A 09/21/27 THB 93,500 33,023 — 33,023
2.04% Quarterly 1-day THOR Quarterly N/A 09/21/27 THB 93,500 (33,024) 9,837 (42,861)
1.98% Quarterly 1-day THOR Quarterly N/A 09/21/27 THB 137,500 (44,778) 17,274 (62,052)
2.02% Quarterly 1-day THOR Quarterly N/A 09/21/27 THB 93,500 (32,297) 10,377 (42,674)
2.00% Quarterly 1-day THOR Quarterly N/A 09/21/27 THB 137,500 (46,304) 16,143 (62,447)
1-day
BZDIOVER At Termination 12.82% At Termination N/A 01/02/29 BRL 13,000 (53,849) — (53,849)
1-day
BZDIOVER At Termination 12.91% At Termination N/A 01/02/29 BRL 10,000 (36,446) — (36,446)
1-day
BZDIOVER At Termination 13.10% At Termination N/A 01/02/29 BRL 7,000 (19,153) — (19,153)
1-day
BZDIOVER At Termination 13.25% At Termination N/A 01/02/29 BRL 11,000 (22,446) — (22,446)
1-day
BZDIOVER At Termination 13.25% At Termination N/A 01/02/29 BRL 23,000 (46,430) — (46,430)
1-day
BZDIOVER At Termination 13.42% At Termination N/A 01/02/29 BRL 3,000 (3,415) — (3,415)
1-day
BZDIOVER At Termination 13.83% At Termination N/A 01/02/29 BRL 1,000 — — —
1-day TIIEOIS Monthly 8.11% Monthly 09/17/26
(a)
09/11/31 MXN 52,000 (25,241) — (25,241)
1-day TIIEOIS Monthly 8.32% Monthly 09/17/26
(a)
09/11/31 MXN 20,747 (340) — (340)
1-day TIIEOIS Monthly 8.32% Monthly 09/17/26
(a)
09/11/31 MXN 83,000 (989) — (989)
1-day TIIEOIS Monthly 8.35% Monthly 09/17/26
(a)
09/11/31 MXN 20,747 1,050 — 1,050
1-day TIIEOIS Monthly 8.37% Monthly 09/17/26
(a)
09/11/31 MXN 41,507 3,955 — 3,955
1-day TIIEOIS Monthly 8.37% Monthly 09/17/26
(a)
09/11/31 MXN 67,000 6,953 — 6,953
1-day TIIEOIS Monthly 8.39% Monthly 09/17/26
(a)
09/11/31 MXN 57,000 7,341 — 7,341
1-day TIIEOIS Monthly 8.44% Monthly 09/17/26
(a)
09/11/31 MXN 40,000 10,065 — 10,065
1-week
CNREPOFIX_
CFXS Quarterly 1.55% Quarterly 09/16/26
(a)
09/16/31 CNY 107,011 (57,898) — (57,898)
1-week
CNREPOFIX_
CFXS Quarterly 1.56% Quarterly 09/16/26
(a)
09/16/31 CNY 48,000 (21,823) — (21,823)
1-week
CNREPOFIX_
CFXS Quarterly 1.60% Quarterly 09/16/26
(a)
09/16/31 CNY 9,000 (1,728) — (1,728)

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Managed Volatility V.I. Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-week
CNREPOFIX_
CFXS Quarterly 1.60% Quarterly 09/16/26
(a)
09/16/31 CNY 15,000 $ (2,621) $ — $ (2,621)
1-week
CNREPOFIX_
CFXS Quarterly 1.62% Quarterly 09/16/26
(a)
09/16/31 CNY 31,000 (1,346) — (1,346)
1-week
CNREPOFIX_
CFXS Quarterly 1.62% Quarterly 09/16/26
(a)
09/16/31 CNY 28,000 (2,377) — (2,377)
1-week
CNREPOFIX_
CFXS Quarterly 1.62% Quarterly 09/16/26
(a)
09/16/31 CNY 43,000 (3,353) — (3,353)
1-week
CNREPOFIX_
CFXS Quarterly 1.64% Quarterly 09/16/26
(a)
09/16/31 CNY 12,000 1,262 — 1,262
1-week
CNREPOFIX_
CFXS Quarterly 1.65% Quarterly 09/16/26
(a)
09/16/31 CNY 74,000 9,062 — 9,062
1-day SORA Semi-Annual 1.87% Semi-Annual 09/16/26
(a)
09/16/31 SGD 2,000 (18,230) — (18,230)
1-day SORA Semi-Annual 1.95% Semi-Annual 09/16/26
(a)
09/16/31 SGD 1,000 (6,180) — (6,180)
1-day SORA Semi-Annual 1.98% Semi-Annual 09/16/26
(a)
09/16/31 SGD 870 (4,512) — (4,512)
1-day SORA Semi-Annual 2.02% Semi-Annual 09/16/26
(a)
09/16/31 SGD 1,130 (4,290) — (4,290)
1-day SORA Semi-Annual 2.16% Semi-Annual 09/16/26
(a)
09/16/31 SGD 3,000 — — —
1-day SORA Semi-Annual 2.25% Semi-Annual 09/16/26
(a)
09/16/31 SGD 1,000 4,717 — 4,717
3-mo. TWCPBA Quarterly 2.26% Quarterly 09/16/26
(a)
09/16/31 TWD 428,000 (72,734) — (72,734)
1-day
REPO_CORRA Semi-Annual 2.79% Semi-Annual 09/16/26
(a)
09/16/31 CAD 2,000 (12,627) (13,244) 617
1-day
REPO_CORRA Semi-Annual 2.79% Semi-Annual 09/16/26
(a)
09/16/31 CAD 1,000 (6,346) (7,513) 1,167
1-day
REPO_CORRA Semi-Annual 2.80% Semi-Annual 09/16/26
(a)
09/16/31 CAD 3,000 (18,646) (17,212) (1,434)
1-day
REPO_CORRA Semi-Annual 3.01% Semi-Annual 09/16/26
(a)
09/16/31 CAD 13,000 12,804 — 12,804
1-day
REPO_CORRA Semi-Annual 3.01% Semi-Annual 09/16/26
(a)
09/16/31 CAD 5,000 4,103 (16,531) 20,634
1-day
REPO_CORRA Semi-Annual 3.15% Semi-Annual 09/16/26
(a)
09/16/31 CAD 2,000 10,649 3,400 7,249
1-day SHIRON Annual 3.41% Annual 09/16/26
(a)
09/16/31 ILS 14,000 (87,709) — (87,709)
3-mo. CD_KSDA Quarterly 3.52% Quarterly 09/16/26
(a)
09/16/31 KRW 4,308,414 (41,435) — (41,435)
3-mo. CD_KSDA Quarterly 3.52% Quarterly 09/16/26
(a)
09/16/31 KRW 35,329,350 (345,002) — (345,002)
3-mo. CD_KSDA Quarterly 3.56% Quarterly 09/16/26
(a)
09/16/31 KRW 3,538,586 (30,468) — (30,468)
3-mo. CD_KSDA Quarterly 3.84% Quarterly 09/16/26
(a)
09/16/31 KRW 2,529,000 (428) — (428)
3-mo. CD_KSDA Quarterly 3.86% Quarterly 09/16/26
(a)
09/16/31 KRW 4,337,000 1,193 — 1,193
6-mo. PRIBOR Semi-Annual 4.26% Annual 09/16/26
(a)
09/16/31 CZK 34,000 (15,087) (3,889) (11,198)
6-mo. PRIBOR Semi-Annual 4.54% Annual 09/16/26
(a)
09/16/31 CZK 22,000 3,278 — 3,278
6-mo. BBR Semi-Annual 4.91% Semi-Annual 09/16/26
(a)
09/16/31 AUD 3,552 (714) — (714)
6-mo. BBR Semi-Annual 4.92% Semi-Annual 09/16/26
(a)
09/16/31 AUD 2,368 56 — 56
6-mo. BBR Semi-Annual 4.92% Semi-Annual 09/16/26
(a)
09/16/31 AUD 1,000 98 — 98
6-mo. BBR Semi-Annual 5.00% Semi-Annual 09/16/26
(a)
09/16/31 AUD 2,080 5,345 — 5,345
6-mo. BBR Semi-Annual 5.18% Semi-Annual 09/16/26
(a)
09/16/31 AUD 1,000 7,827 — 7,827
1-day MIBOR Semi-Annual 6.56% Semi-Annual 09/16/26
(a)
09/16/31 INR 1,455,955 (220,756) — (220,756)
3.55% Annual 1-day SHIRON Annual 09/16/26
(a)
09/16/31 ILS 2,000 8,674 — 8,674
3.48% Annual 1-day SOFR Annual 09/16/26
(a)
09/16/31 USD 2,000 14,166 8,448 5,718
3.44% Annual 1-day SOFR Annual 09/16/26
(a)
09/16/31 USD 2,000 18,199 548 17,651
3.47% Annual 1-day SOFR Annual 09/16/26
(a)
09/16/31 USD 1,000 7,522 — 7,522
3.43% Annual 1-day SOFR Annual 09/16/26
(a)
09/16/31 USD 3,000 28,778 6,648 22,130
3.87% Annual 1-day SONIA Annual 09/16/26
(a)
09/16/31 GBP 7,000 146,828 5,476 141,352
4.23% Annual 1-day SONIA Annual 09/16/26
(a)
09/16/31 GBP 4,000 2,246 (701) 2,947
1.94% Quarterly 1-day THOR Quarterly 09/16/26
(a)
09/16/31 THB 28,000 (4,282) — (4,282)
1.86% Quarterly 1-day THOR Quarterly 09/16/26
(a)
09/16/31 THB 26,000 (851) — (851)
1.85% Quarterly 1-day THOR Quarterly 09/16/26
(a)
09/16/31 THB 25,000 (692) — (692)

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Managed Volatility V.I. Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.80% Quarterly 1-day THOR Quarterly 09/16/26
(a)
09/16/31 THB 73,000 $ 3,845 $ — $ 3,845
1.85% Quarterly 1-day THOR Quarterly 09/16/26
(a)
09/16/31 THB 41,000 — — —
2.66% Quarterly 3-mo. HIBOR Quarterly 09/16/26
(a)
09/16/31 HKD 2,000 2,726 — 2,726
2.71% Quarterly 3-mo. HIBOR Quarterly 09/16/26
(a)
09/16/31 HKD 59,281 64,500 — 64,500
2.91% Quarterly 3-mo. HIBOR Quarterly 09/16/26
(a)
09/16/31 HKD 6,000 — — —
2.69% Quarterly 3-mo. HIBOR Quarterly 09/16/26
(a)
09/16/31 HKD 6,000 7,278 — 7,278
2.67% Quarterly 3-mo. HIBOR Quarterly 09/16/26
(a)
09/16/31 HKD 4,000 5,211 — 5,211
2.70% Quarterly 3-mo. HIBOR Quarterly 09/16/26
(a)
09/16/31 HKD 6,000 6,918 — 6,918
2.97% Quarterly 3-mo. HIBOR Quarterly 09/16/26
(a)
09/16/31 HKD 2,000 (990) — (990)
2.95% Quarterly 3-mo. HIBOR Quarterly 09/16/26
(a)
09/16/31 HKD 10,000 (3,901) — (3,901)
7.77% Quarterly 3-mo. JIBAR Quarterly 09/16/26
(a)
09/16/31 ZAR 3,000 539 — 539
7.39% Quarterly 3-mo. JIBAR Quarterly 09/16/26
(a)
09/16/31 ZAR 14,307 15,591 — 15,591
3.04% Annual 3-mo. STIBOR Quarterly 09/16/26
(a)
09/16/31 SEK 10,000 (4,736) (35) (4,701)
2.98% Annual 3-mo. STIBOR Quarterly 09/16/26
(a)
09/16/31 SEK 35,000 1,047 1,047 —
2.88% Annual 3-mo. STIBOR Quarterly 09/16/26
(a)
09/16/31 SEK 10,000 2,932 2,491 441
3.09% Annual 3-mo. STIBOR Quarterly 09/16/26
(a)
09/16/31 SEK 7,000 (4,815) 370 (5,185)
2.96% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 2,000 1,869 1,869 —
2.72% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 5,000 58,235 3,354 54,881
2.88% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 6,000 19,019 5,763 13,256
2.78% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 6,000 49,337 617 48,720
2.69% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 1,000 13,174 331 12,843
2.86% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 4,000 16,337 (1,789) 18,126
3.05% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 1,000 (5,846) 312 (6,158)
3.02% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 1,000 (4,620) (225) (4,395)
2.79% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 7,000 55,225 11,675 43,550
2.81% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 16,000 104,227 (1,340) 105,567
2.54% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 48,000 1,015,422 369,989 645,433
2.73% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 9,000 100,780 2,502 98,278
4.58% Annual 6-mo. WIBOR Semi-Annual 09/16/26
(a)
09/16/31 PLN 450 459 — 459
4.71% Annual 6-mo. WIBOR Semi-Annual 09/16/26
(a)
09/16/31 PLN 4,000 — — —
4.69% Annual 6-mo. WIBOR Semi-Annual 09/16/26
(a)
09/16/31 PLN 2,500 (362) — (362)
4.77% Annual 6-mo. WIBOR Semi-Annual 09/16/26
(a)
09/16/31 PLN 1,000 (1,067) — (1,067)
4.73% Annual 6-mo. WIBOR Semi-Annual 09/16/26
(a)
09/16/31 PLN 4,000 — — —
4.67% Annual 6-mo. WIBOR Semi-Annual 09/16/26
(a)
09/16/31 PLN 2,500 70 — 70
4.68% Annual 6-mo. WIBOR Semi-Annual 09/16/26
(a)
09/16/31 PLN 275 (8) — (8)
4.63% Annual 6-mo. WIBOR Semi-Annual 09/16/26
(a)
09/16/31 PLN 275 142 — 142
4.68% Annual 6-mo. WIBOR Semi-Annual 09/16/26
(a)
09/16/31 PLN 3,000 (262) — (262)
1-day TONAR Annual 2.89% Annual 06/17/26
(a)
06/17/56 JPY 136,030 (27,070) — (27,070)
1-day TONAR Annual 2.89% Annual 06/17/26
(a)
06/17/56 JPY 136,030 (26,864) — (26,864)
$ 590,067 $ 415,992 $ 174,075
(a)
Forward swap.
OTC Total Return Swap s - Future
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
BOVESPA Index Futures April
2026 ................ BRL (2,722,716) Merrill Lynch International & Co. 04/15/26 BRL 2,723 $ 15,743 $ — $ 15,743
BOVESPA Index Futures April
2026 ................ BRL (2,249,051) Merrill Lynch International & Co. 04/15/26 BRL 2,249 (2,859) — (2,859)
BOVESPA Index Futures April
2026 ................ BRL (3,636,774) Merrill Lynch International & Co. 04/15/26 BRL 3,637 (26,319) — (26,319)
BOVESPA Index Futures April
2026 ................ BRL (6,595,485) Merrill Lynch International & Co. 04/15/26 BRL 6,595 (37,857) — (37,857)

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Managed Volatility V.I. Fund

OTC Total Return Swaps - Future (continued)
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
BOVESPA Index Futures April
2026 ................ BRL (43,735,499) Merrill Lynch International & Co. 04/15/26 BRL 43,735 $ 212,259 $ — $ 212,259
Taiwan Capitalization Weighted
Stock Index Futures April
2026 ................ TWD 26,979,022 Merrill Lynch International & Co. 04/15/26 TWD 26,979 (44,286) — (44,286)
Taiwan Capitalization Weighted
Stock Index Futures April
2026 ................ TWD 45,954,279 Merrill Lynch International & Co. 04/15/26 TWD 45,954 (38,119) — (38,119)
Taiwan Capitalization Weighted
Stock Index Futures April
2026 ................ TWD 20,364,550 Merrill Lynch International & Co. 04/15/26 TWD 20,365 (37,290) — (37,290)
Taiwan Capitalization Weighted
Stock Index Futures April
2026 ................ TWD 73,397,406 Merrill Lynch International & Co. 04/15/26 TWD 73,397 (96,922) — (96,922)
KOSPI 200 Index Futures June
2026 ................ KRW 5,380,933,350 Merrill Lynch International & Co. 06/11/26 KRW 5,380,933 (333,503) — (333,503)
Mexican Bolsa Index Futures
June 2026 ............ MXN (5,790,580) Merrill Lynch International & Co. 06/19/26 MXN 5,791 (21,468) — (21,468)
Mexican Bolsa Index Futures
June 2026 ............ MXN (9,750,177) Merrill Lynch International & Co. 06/19/26 MXN 9,750 (30,245) — (30,245)
Mexican Bolsa Index Futures
June 2026 ............ MXN (15,940,413) Merrill Lynch International & Co. 06/19/26 MXN 15,940 (29,414) — (29,414)
Swiss Market Index Futures June
2026 ................ CHF (621,560) HSBC Bank plc 06/19/26 CHF 622 (15,057) — (15,057)
Swiss Market Index Futures June
2026 ................ CHF (883,120) HSBC Bank plc 06/19/26 CHF 883 (4,902) — (4,902)
Swiss Market Index Futures June
2026 ................ CHF (989,507) HSBC Bank plc 06/19/26 CHF 990 (30,332) — (30,332)
Swiss Market Index Futures June
2026 ................ CHF (504,413) HSBC Bank plc 06/19/26 CHF 504 (3,085) — (3,085)
Swiss Market Index Futures June
2026 ................ CHF (378,513)
Morgan Stanley & Co.
International plc 06/19/26 CHF 379 (2,059) — (2,059)
$ (525,715) $ — $ (525,715)
(a)
At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
MSCI Chile Net Return
Index .......... Quarterly 1-day SOFR Quarterly
Merrill Lynch International
& Co. 08/28/26 USD 360 $ (8,203) $ — $ (8,203)
MSCI Chile Net Return
Index .......... Quarterly
1-day SOFR plus
0.20% Quarterly BNP Paribas SA 08/28/26 USD 578 (14,853) — (14,853)
MSCI Chile Net Return
Index .......... Quarterly
1-day SOFR plus
0.25% Quarterly HSBC Bank plc 08/28/26 USD 37 2,914 — 2,914
S&P 500 Total Return
Index .......... Quarterly
1-day SOFR plus
0.51% Quarterly
Merrill Lynch International
& Co. 08/31/26 USD 52,179 2,877,569 — 2,877,569
$ 2,857,427 $ — $ 2,857,427

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Managed Volatility V.I. Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0 .05%
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 6 .98
1-day REPO_CORRA ................................... Canadian Overnight Repo Rate 2 .27
1-day SHIRON ....................................... Shekel Overnight Risk Free Rate 4 .00
1-day SOFR ......................................... Secured Overnight Financing Rate 3 .65
1-day SONIA ......................................... Sterling Overnight Index Average 3 .73
1-day SORA ......................................... Singapore Overnight Rate Average 1 .00
1-day THOR ......................................... Thailand Overnight Repo Rate ON 0 .99
1-day TIIEOIS ........................................ Mexico Interbank TIIE 1-day 6 .94
1-day TONAR ........................................ Tokyo Overnight Average Rate 0 .73
1-week CNREPOFIX_CFXS .............................. China Fixing Repo Rates 1 .49
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 2 .82
3-mo. HIBOR ........................................ Hong Kong Interbank Offered Rate 2 .36
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 6 .75
3-mo. STIBOR ....................................... Stockholm Interbank Offered Rate 2 .19
3-mo. TWCPBA ....................................... Taiwan Secondary Markets Bills Rate 1 .68
6-mo. BBR .......................................... Australian Bank Bill Rate 4 .78
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 2 .48
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 3 .62
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 3 .79
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 2,291,114 $ 1,004,413 $ — $ 3,295,527
Air Freight & Logistics .................................... 458,081 136,933 — 595,014
Automobile Components .................................. 39,561 109,719 — 149,280
Automobiles .......................................... 1,192,059 78,992 — 1,271,051
Banks ............................................... 3,815,738 3,856,683 — 7,672,421
Beverages ........................................... 905,988 88,280 — 994,268
Biotechnology ......................................... 1,562,126 63,080 — 1,625,206
Broadline Retail ........................................ 3,002,198 48,951 — 3,051,149
Building Products ....................................... 28,338 31,731 — 60,069
Capital Markets ........................................ 1,878,473 1,329,849 — 3,208,322
Chemicals ............................................ 2,036,705 317,022 — 2,353,727
Commercial Services & Supplies ............................. 640,065 27,609 — 667,674

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Managed Volatility V.I. Fund

Level 1 Level 2 Level 3 Total
Communications Equipment ................................ $ 1,236,667 $ 14,480 $ — $ 1,251,147
Construction & Engineering ................................ 704,828 562,191 — 1,267,019
Construction Materials .................................... 225,966 116,317 — 342,283
Consumer Finance ...................................... 467,581 83,647 — 551,228
Consumer Staples Distribution & Retail ........................ 1,805,731 56,191 — 1,861,922
Containers & Packaging .................................. 228,851 — — 228,851
Diversified Consumer Services .............................. 52,367 — — 52,367
Diversified REITs ....................................... — 14,376 — 14,376
Diversified Telecommunication Services ........................ 867,778 315,300 — 1,183,078
Electric Utilities ........................................ 1,132,314 431,072 — 1,563,386
Electrical Equipment ..................................... 1,710,262 1,117,280 — 2,827,542
Electronic Equipment, Instruments & Components ................. 1,043,783 292,352 — 1,336,135
Energy Equipment & Services .............................. 610,666 — — 610,666
Entertainment ......................................... 1,529,973 74,211 — 1,604,184
Financial Services ...................................... 2,243,929 46,827 — 2,290,756
Food Products ......................................... 383,125 626,791 — 1,009,916
Gas Utilities ........................................... 36,473 37,074 — 73,547
Ground Transportation ................................... 755,487 — — 755,487
Health Care Equipment & Supplies ........................... 526,209 144,476 — 670,685
Health Care Providers & Services ............................ 1,314,325 — — 1,314,325
Health Care Technology .................................. 29,327 — — 29,327
Hotels, Restaurants & Leisure .............................. 1,741,661 291,365 — 2,033,026
Household Durables ..................................... 227,398 793,718 — 1,021,116
Household Products ..................................... 471,407 90,842 — 562,249
Independent Power and Renewable Electricity Producers ............ 85,960 118,882 — 204,842
Industrial Conglomerates .................................. 1,157,109 464,993 — 1,622,102
Industrial REITs ........................................ — 32,781 — 32,781
Insurance ............................................ 1,043,347 1,724,956 — 2,768,303
Interactive Media & Services ............................... 6,409,179 53,768 — 6,462,947
IT Services ........................................... 645,989 368,890 — 1,014,879
Leisure Products ....................................... 70,219 — — 70,219
Life Sciences Tools & Services .............................. 394,348 46,879 — 441,227
Machinery ............................................ 1,104,234 337,199 — 1,441,433
Marine Transportation .................................... — 352,815 — 352,815
Media ............................................... 249,050 96,448 — 345,498
Metals & Mining ........................................ 329,201 164,280 — 493,481
Multi-Utilities .......................................... 192,291 405,081 — 597,372
Office REITs .......................................... — 16,411 — 16,411
Oil, Gas & Consumable Fuels ............................... 2,120,500 1,494,525 — 3,615,025
Paper & Forest Products .................................. 493,391 — — 493,391
Passenger Airlines ...................................... 310,183 153,380 — 463,563
Personal Care Products .................................. 35,080 140,597 — 175,677
Pharmaceuticals ....................................... 2,619,613 1,505,643 — 4,125,256
Professional Services .................................... 1,091,852 733,136 — 1,824,988
Real Estate Management & Development ....................... 20,515 321,654 — 342,169
Semiconductors & Semiconductor Equipment .................... 11,349,681 1,284,065 — 12,633,746
Software ............................................. 5,343,577 261,817 — 5,605,394
Specialized REITs ...................................... 27,318 — — 27,318
Specialty Retail ........................................ 592,601 39,000 — 631,601
Technology Hardware, Storage & Peripherals .................... 5,235,803 48,886 — 5,284,689
Textiles, Apparel & Luxury Goods ............................ 18 227,282 — 227,300
Tobacco ............................................. 668,611 345,283 — 1,013,894
Trading Companies & Distributors ............................ 161,622 179,717 — 341,339
Transportation Infrastructure ............................... 27,138 — — 27,138
Water Utilities ......................................... 14,658 77,342 — 92,000
Wireless Telecommunication Services ......................... 127,908 478,308 — 606,216
Corporate Bonds ........................................ — 27,502 — 27,502
Other Interests .......................................... — — — —
Rights ................................................ — — 766 766
Short-Term Securities
Money Market Funds ...................................... 4,633,842 — — 4,633,842
U.S. Treasury Obligations ................................... — 1,450,815 — 1,450,815
$ 83,751,392 $ 25,154,107 $ 766 $ 108,906,265
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Managed Volatility V.I. Fund

Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 152,652 $ — $ 152,652
Equity contracts ........................................... 698,790 3,504,277 — 4,203,067
Foreign currency exchange contracts ............................ — 675,158 — 675,158
Interest rate contracts ....................................... 2,022,600 1,615,442 — 3,638,042
Liabilities
Equity contracts ........................................... (449,977) (861,206) — (1,311,183)
Foreign currency exchange contracts ............................ — (876,161) — (876,161)
Interest rate contracts ....................................... (321,408) (1,441,367) — (1,762,775)
$ 1,950,005 $ 2,768,795 $ — $ 4,718,800
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
CZK Czech Koruna
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
ILS Israeli shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ADR American Depositary Receipts
BBR Australian Bank Bill Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CNREPOFIX_CFXS China Fixing Repo Rates
CVR Contingent Value Rights
EURIBOR Euro Interbank Offered Rate
HIBOR Hong Kong Interbank Offered Rate
JIBAR Johannesburg Interbank Average Rate
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
OMX Stockholm Nordic Exchange
OTC Over-the-counter
PRIBOR Prague Interbank Offered Rate
REIT Real Estate Investment Trust
REPO_CORRA Canadian Overnight Repo Rate
SCA Svenska Cellulosa Aktiebolaget
SHIRON Shekel Overnight Risk Free Rate
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SORA Singapore Overnight Rate Average
STIBOR Stockholm Interbank Offered Rate
TIIEOIS Mexico Interbank TIIE 1-day
TONAR Tokyo Overnight Average Rate
THOR Thailand Overnight Repo Rate ON
TWCPBA Taiwan Secondary Markets Bills Rate
WIBOR Warsaw Interbank Offered Rate
Fair Value Hierarchy as of Period End (continued)